Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Taxes on Income [Abstract]
Schedule of reduced flat tax rate
Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%

2013	7%	12.5%

2014 and thereafter	9%	16%

Schedule of deferred income taxes
	December 31
	2 0 1 8	2 0 1 7
	U.S. dollars in thousands

Research and development expenses	$25	$23
Carryforward tax losses	964	1,738
Other	9	9
Less - valuation allowance	(964)	(1,738)
	$34	$32

Schedule of taxes on income included in statements of operations
	Years ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Current:
In Israel	$396	$491	$945
Outside Israel	44	43	78
	440	534	1,023
Taxes in respect of previous years -		-	-
Deferred taxes in Israel	(2)	63	146
	$438	$597	$1,169

Schedule of reconciliation of theoretical tax expense
	Years ended December 31,
	2018	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$5,572	$6,209	$5,372

Theoretical tax expense	1,281	1,428	1,343
Less - tax benefits arising from Technologic Preferred Enterprise or Approved Enterprise status, see b. above	(772)	(1,110)	(208)
	509	318	1,135
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	44	41	42

Changes in valuation allowance	(106)	244	373
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(9)	(6)	(381)
Taxes on income for the reported years:	$438	$597	$1,169

* As follows:
Taxable in Israel	4,751	$5,162	$4,406
Taxable outside Israel	821	1,047	966
	$5,572	$6,209	$5,372